Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Treasury Share Reserve	Additional Paid -in-Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders' (Deficit) Equity	Noncontrolling Interest	Total
Balance at Dec. 31, 2023	$ 1,371				$ (1,755,908,980)	$ (6,859,801)	$ (1,762,767,410)	$ 660,221	$ (1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382
Balance (in Shares) at Dec. 31, 2023			(6,454,199)
Issuances of vested restricted stock awards	$ 5			(5)
Issuances of vested restricted stock awards (in Shares)	496,219		496,219
Options exercised	$ 4			48,696			48,700		48,700
Options exercised (in Shares)	436,074		436,074
Share-based compensation				12,136,815			12,136,815		12,136,815
Net loss attributable to the Company					(12,430,245)		(12,430,245)		(12,430,245)
Net loss attributable to noncontrolling interest								(121,820)	(121,820)
Preferred shares redemption value increase				(12,185,506)	(1,075,522,307)		(1,087,707,813)		(1,087,707,813)
Foreign currency translation adjustment, net of $0 income taxes						(2,762,299)	(2,762,299)	(10,435)	(2,772,734)
Balance at Mar. 31, 2024	$ 1,380				(2,843,861,532)	(9,622,100)	(2,853,482,252)	527,966	(2,852,954,286)
Balance (in Shares) at Mar. 31, 2024	138,009,675
Balance (in Shares) at Mar. 31, 2024			(5,521,906)
Balance at Dec. 31, 2023	$ 1,371				(1,755,908,980)	(6,859,801)	(1,762,767,410)	660,221	(1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382
Balance (in Shares) at Dec. 31, 2023			(6,454,199)
Net loss attributable to the Company									(24,005,787)
Net loss attributable to noncontrolling interest									(226,420)
Foreign currency translation adjustment, net of $0 income taxes									(4,046,056)
Balance at Jun. 30, 2024	$ 1,393				(2,858,059,280)	(10,892,984)	(2,868,950,871)	420,928	(2,868,529,943)
Balance (in Shares) at Jun. 30, 2024	139,305,125
Balance (in Shares) at Jun. 30, 2024			(4,226,456)
Balance at Mar. 31, 2024	$ 1,380				(2,843,861,532)	(9,622,100)	(2,853,482,252)	527,966	(2,852,954,286)
Balance (in Shares) at Mar. 31, 2024	138,009,675
Balance (in Shares) at Mar. 31, 2024			(5,521,906)
Issuances of vested restricted stock awards	$ 13			(13)
Issuances of vested restricted stock awards (in Shares)	1,295,450		1,295,450
Share-based compensation				8,474,119			8,474,119		8,474,119
Net loss attributable to the Company					(11,575,542)		(11,575,542)		(11,575,542)
Net loss attributable to noncontrolling interest								(104,600)	(104,600)
Preferred shares redemption value increase				(8,474,106)	(2,622,206)		(11,096,312)		(11,096,312)
Foreign currency translation adjustment, net of $0 income taxes						(1,270,884)	(1,270,884)	(2,438)	(1,273,322)
Balance at Jun. 30, 2024	$ 1,393				(2,858,059,280)	(10,892,984)	(2,868,950,871)	420,928	(2,868,529,943)
Balance (in Shares) at Jun. 30, 2024	139,305,125
Balance (in Shares) at Jun. 30, 2024			(4,226,456)
Balance at Dec. 31, 2024	$ 1,393				(2,241,054,086)	(15,195,946)	(2,256,248,639)	1,273,088	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224
Balance (in Shares) at Dec. 31, 2024			(4,224,356)						4,224,356
Share-based compensation				8,069,045			8,069,045		$ 8,069,045
Net loss attributable to the Company					13,085,807		13,085,807		13,085,807
Net loss attributable to noncontrolling interest								(146,720)	(146,720)
Preferred shares redemption value increase				(8,069,045)	(13,633,692)		(21,702,737)		(21,702,737)
Foreign currency translation adjustment, net of $0 income taxes						1,769,776	1,769,776	(28,127)	1,741,649
Balance at Mar. 31, 2025	$ 1,393				(2,241,601,971)	(13,426,170)	(2,255,026,748)	1,098,241	(2,253,928,507)
Balance (in Shares) at Mar. 31, 2025	139,307,224
Balance (in Shares) at Mar. 31, 2025			(4,224,356)
Balance at Dec. 31, 2024	$ 1,393				(2,241,054,086)	(15,195,946)	(2,256,248,639)	1,273,088	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224
Balance (in Shares) at Dec. 31, 2024			(4,224,356)						4,224,356
Net loss attributable to the Company									$ (15,188,220)
Net loss attributable to noncontrolling interest									(257,639)
Foreign currency translation adjustment, net of $0 income taxes									10,954,020
Balance at Jun. 30, 2025	$ 4,012	$ 830		2,987,559,282	(2,231,782,461)	(4,226,213)	751,555,450	999,736	$ 752,555,186
Balance (in Shares) at Jun. 30, 2025	401,072,472	82,988,016
Balance (in Shares) at Jun. 30, 2025			(527,147)						527,147
Balance at Mar. 31, 2025	$ 1,393				(2,241,601,971)	(13,426,170)	(2,255,026,748)	1,098,241	$ (2,253,928,507)
Balance (in Shares) at Mar. 31, 2025	139,307,224
Balance (in Shares) at Mar. 31, 2025			(4,224,356)
Issuances of vested restricted stock awards	$ 37			(37)
Issuances of vested restricted stock awards (in Shares)	3,697,209		3,697,209
Conversion of preferred shares to ordinary shares	$ 2,694			2,745,355,239			2,745,357,933		2,745,357,933
Conversion of preferred shares to ordinary shares (in Shares)	269,381,830
Redesignation of ordinary shares	$ (830)	$ 830
Redesignation of ordinary shares (in Shares)	(82,988,016)	82,988,016
Issuance of ordinary shares to SKGR shareholders	$ 59			(59)
Issuance of ordinary shares to SKGR shareholders (in Shares)	5,852,239
Issuance of ordinary shares to settle accounts payable	$ 1			1,442,999			1,443,000		1,443,000
Issuance of ordinary shares to settle accounts payable (in Shares)	100,000
Private warrants exercised	$ 18			(18)
Private warrants exercised (in Shares)	1,777,844
Incentive warrants exercised	$ 205			204,539,245			204,539,450		204,539,450
Incentive warrants exercised (in Shares)	20,453,945
Public warrants exercised	$ 8			9,252,938			9,252,946		9,252,946
Public warrants exercised (in Shares)	804,604
Repurchase of preferred shares					38,093,537		38,093,537		38,093,537
Issuance of incentive shares to preferred shareholders	$ 427			(427)
Issuance of incentive shares to preferred shareholders (in Shares)	42,685,593
Share-based compensation				26,969,402			26,969,402		26,969,402
Net loss attributable to the Company					(28,274,027)		(28,274,027)		(28,274,027)
Net loss attributable to noncontrolling interest								(110,919)	(110,919)
Foreign currency translation adjustment, net of $0 income taxes						9,199,957	9,199,957	12,414	9,212,371
Balance at Jun. 30, 2025	$ 4,012	$ 830		$ 2,987,559,282	$ (2,231,782,461)	$ (4,226,213)	$ 751,555,450	$ 999,736	$ 752,555,186
Balance (in Shares) at Jun. 30, 2025	401,072,472	82,988,016
Balance (in Shares) at Jun. 30, 2025			(527,147)						527,147